Financial instruments - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair value of liabilities
Financial Liabilities	£ 767,851	£ 740,189
Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	584,673	567,941
Deposits by banks
Fair value of liabilities
Financial Liabilities	24,862	26,279
Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	24,862	26,279
Customer deposits
Fair value of liabilities
Financial Liabilities	492,075	479,810
Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	492,075	479,810
Settlement balances liabilities
Fair value of liabilities
Financial Liabilities	9,779	2,068
Settlement balances liabilities | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	9,779	2,068
Financial liabilities (other)
Fair value of liabilities
Financial Liabilities	47,744	49,326
Financial liabilities (other) | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	45,965	47,655
Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	8,110	8,429
Financial liabilities, subordinated | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	7,770	7,726
Notes in circulation
Fair value of liabilities
Financial Liabilities	2,947	3,047
Notes in circulation | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	2,947	3,047
Items where fair value approximates carrying value | Deposits by banks
Fair value of liabilities
Financial Liabilities	6,200	4,900
Items where fair value approximates carrying value | Customer deposits
Fair value of liabilities
Financial Liabilities	444,100	442,400
Items where fair value approximates carrying value | Settlement balances liabilities
Fair value of liabilities
Financial Liabilities	9,800	2,100
Items where fair value approximates carrying value | Notes in circulation
Fair value of liabilities
Financial Liabilities	2,900	3,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks
Fair value of liabilities
Financial Liabilities	18,700	21,400
Fair value, Financial liabilities	17,600	21,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 2
Fair value of liabilities
Fair value, Financial liabilities	15,100	18,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 3
Fair value of liabilities
Fair value, Financial liabilities	2,500	2,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits
Fair value of liabilities
Financial Liabilities	47,900	37,400
Fair value, Financial liabilities	47,900	37,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	22,100	18,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	25,800	19,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities (other)
Fair value of liabilities
Financial Liabilities	46,000	47,700
Fair value, Financial liabilities	45,900	48,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities (other) | Level 2
Fair value of liabilities
Fair value, Financial liabilities	39,300	41,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities (other) | Level 3
Fair value of liabilities
Fair value, Financial liabilities	6,600	7,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	7,800	7,700
Fair value, Financial liabilities	7,900	8,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 2
Fair value of liabilities
Fair value, Financial liabilities	7,800	8,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 3
Fair value of liabilities
Fair value, Financial liabilities	100	100
At fair value
Fair value of liabilities
Financial Liabilities	179,183	167,807
At fair value | Level 1
Fair value of liabilities
Financial Liabilities	22,022	20,507
At fair value | Level 2
Fair value of liabilities
Financial Liabilities	156,410	146,691
At fair value | Level 3
Fair value of liabilities
Financial Liabilities	751	609	£ 685	£ 894
At fair value | Debt securities in issue | Level 3
Fair value of liabilities
Financial Liabilities	2
At fair value | Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	340	703
At fair value | Financial liabilities, subordinated | Level 2
Fair value of liabilities
Financial Liabilities	£ 340	£ 703